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February 23, 1996



Securities and Exchange Commission
450 5th Street, NW
Attn:  Filing Desk, Stop 1-4
Washington, D.C. 20549-1004

RE:  Rule 24f-2 Notice for
     APL Variable Annuity Account 1
     SEC File No. 33-57731/812-9484

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, APL
      Variable Annuity Account 1 hereby files its Rule 24f-2
      Notice for the fiscal year ended December 31, 1995
      ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                     $    0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.               $    0

[iv]  Amount of securities sold during the
      fiscal year.                                          $2,491*

[v]   Amount of securities sold pursuant to 24f-2.          $2,491*

[vi]  Fee    $2,491  /   2900        equals                 $  .86

  *  Sales of $2,692 minus redemptions of $201

Enclosed please find an opinion of counsel.

If you have any questions, please contact the undersigned.

Very truly yours,

APL VARIABLE ANNUITY ACCOUNT 1



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/KB/rdh

Enclosures
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